Goodwill and Intangible Assets	9 Months Ended	10 Months Ended
	Jul. 31, 2022	Oct. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
GOODWILL AND INTANGIBLE ASSETS

NOTE 4 – GOODWILL AND INTANGIBLE ASSETS

On July 6, 2021, the Company acquired Model Meals’ net assets with total fair value of $279,036, which includes computer software, customer relationships and trademarks, for a total consideration of $2,088,393 (see Note 3). The excess consideration over the fair value of the net assets acquired of $1,809,357 was recorded as goodwill.

On June 24, 2021, the Company entered into a licensing agreement (“License Agreement”) with a celebrity chef and majority member interest holder of Homemade Meals, LLC (“Homemade Meals”). As a condition to finalizing the License Agreement, the Company executed a Membership Interest Purchase Agreement (the “Member Agreement”) and issued an aggregate of 2,266,667 shares of common stock to other members of Homemade Meals with an aggregate fair value of $2,969,334, based on the market price of common stock on the close date of October 25, 2021. The shares issued to the other members were consideration to terminate an exclusivity and non-compete agreement the celebrity chef had with Homemade Meals. Further, the Company issued the celebrity chef 2,000,000 shares of common stock with a fair value of $2,620,000, based on the market price of common stock on the close date of Company’s common stock. The Company’s primary reason for acquiring the membership interests in Homemade Meals was to terminate the non-compete agreement between the celebrity chef and Homemade Meals, thereby enabling the celebrity chef to execute the License Agreement with the Company. At the time of execution of the Member Agreement, Homemade meals held no significant assets and had no business operations, and the Member Agreement was solely executed to terminate the exclusivity and non-compete agreement the celebrity chef had with Homemade Meals. The Company recorded the shares given to the celebrity chef and the members of Homemade Meals has two separate transactions.

The Company and the celebrity chef (collectively as “Parties”) had a preexisting relationship and other arrangements before negotiations for the acquisition of Homemade Meals and had planned to enter into a License Agreement during the negotiations, which is separate from the Member Agreement. Since ASC 805-50 includes only general principles related to accounting for an asset acquisition and in the absence of specific guidance, the Company analogized to the guidance in ASC 805-10-25-20 through 25-21– Business Combination to identify and account for transactions that are separate from a business combination. Under this guidance, the Company, when applying the acquisition method, recognized “only the consideration transferred to acquire the asset”, the license. Any separate transactions were accounted for separately from acquisition of the License Agreement in accordance with the relevant GAAP.

Therefore, in accordance with ASC 805-10-25-21, the Company accounted for the 2,000,000 shares of common stock with fair value of $2,620,000, based on the market price of common stock on the acquisition date, issued to the celebrity chef as the cost of the License Agreement which was recorded as an intangible asset in the accompanying consolidated balance sheet and will be amortized over the three-year term of the License Agreement. In addition, the aggregate of 2,266,667 shares of common stock issued to other members with an aggregate fair value of $2,969,334, based on the market price of common stock on the acquisition date, was accounted for as compensation to terminate the exclusivity and non-compete agreement and was recorded as product development expense in the accompanying consolidated statement of operations.

Goodwill

	Estimated Life	July 31, 2022	October 31, 2021
		(Unaudited)
Goodwill	Indefinite	$1,809,357	$1,809,357
Less: impairment		—	—
Goodwill, net		$1,809,357	$1,809,357

Intangible Assets

	Estimated Life	July 31, 2022	October 31, 2021
		(Unaudited)
Computer software	3.5 years	$66,198	$66,198
Customer relationships	7 years	43,000	43,000
Trademark	Indefinite	505,000	505,000
License agreement	3 years	2,620,000	2,620,000
Total		3,234,198	3,234,198
Less: accumulated amortization		(683,719)	(8,837)
Intangible assets, net		$2,550,479	$3,225,361
Intangible assets with a finite life, net		$2,045,479	$2,720,361

During the three and nine months ended July 31, 2022, the Company recorded a total of $224,961 and $674,882, respectively, of amortization expense related to the intangible assets.

Amortization of intangible assets attributable to future periods is as follows:

Year ending October 31:	Amount
2022	$224,962
2023	899,845
2024	898,147
2025	6,143
2026	6,143
2027	6,143
2028	4,096
Total	$2,045,479

NOTE 4 – GOODWILL AND INTANGIBLE ASSETS

On July 6, 2021, the Company acquired Model Meals’ net assets with total fair value of $279,036, which includes computer software, customer relationships and trademarks, for a total consideration of $2,088,393 (see Note 3). The excess consideration over the fair value of the net assets acquired of $1,809,357 was recorded as goodwill.

Asset Acquisition – License Agreement

On June 24, 2021, the Company entered into a licensing agreement (“License Agreement”) with a celebrity chef and majority member interest holder of Homemade Meals, LLC (“Homemade Meals”). As a condition to finalizing the License Agreement, the Company executed a Membership Interest Purchase Agreement (the “Member Agreement”) and issued an aggregate of 2,266,667 shares of common stock issued to other members with an aggregate fair value of $2,969,334, valued based on the market price of common stock on the close date of October 25, 2021. The shares issued to the other members were consideration to terminate an exclusivity and non-compete agreement the celebrity chef had with Homemade Meals. The Company issued the celebrity chef 2,000,000 shares of common stock with a fair value of $2,620,000, valued based on the market price of common stock on the close date of Company’s common stock. The Company’s primary reason for acquiring the membership interests in Homemade Meals was to terminate the non-compete agreement between the celebrity chef and Homemade Meals, thereby enabling the celebrity chef to execute the License Agreement with the Company. At the time of execution of the Member Agreement, Homemade meals held no significant assets and had no business operations and the Member Agreement was solely executed to terminate the exclusivity and non-compete agreement the celebrity chef had with Homemade Meals. The Company recorded the shares given to the celebrity chef and the members of Homemade Meals has two separate transactions.

The Company and the celebrity chef (collectively as “Parties”) had a preexisting relationship and other arrangements before negotiations for the acquisition of Homemade Meals and had planned to enter into a License Agreement during the negotiations, which is separate from the Member Agreement. Since ASC 805-50 includes only general principles related to accounting for an asset acquisition and in the absence of specific guidance, the Company analogized to the guidance in ASC 805-10-25-20 through 25-21– Business Combination to identify and account for transactions that are separate from a business combination. Under this guidance, the Company, when applying the acquisition method, recognized “only the consideration transferred to acquire the asset”, the license. Any separate transactions were accounted for separately from acquisition of the License Agreement in accordance with the relevant GAAP.

Therefore, in accordance with ASC 805-10-25-21, the Company accounted for the 2,000,000 shares of common stock with fair value of $2,620,000, valued based on the market price of common stock on the acquisition date, issued to the celebrity chef as the cost of the License Agreement and was recorded as an intangible asset in the accompanying consolidated balance sheet and will be amortized over the three-year term of the License Agreement. In addition, the aggregate of 2,266,667 shares of common stock issued to other members with an aggregate fair value of $2,969,334, valued based on the market price of common stock on the acquisition date, was accounted for as compensation to terminate the exclusivity and non-compete agreement and was recorded as product development expense in the accompanying consolidated statement of operations.

Goodwill

	Estimated Life	October 31, 2021
Goodwill	Indefinite	$1,809,357
Less: Impairment		—
Goodwill, net		$1,809,357

Intangible Assets

	Estimated Life	October 31, 2021
Computer software	3.5 years	$66,198
Customer relationships	7 years	43,000
Trademark	Indefinite	505,000
License agreement	3 years	2,620,000
Total		3,234,198
Less: Accumulated amortization		(8,837)
Intangible assets, net		$3,225,361
Intangible assets with a finite life, net		$2,720,361

The above intangible assets were acquired by the Company during the transition period October 31, 2021.

During the transition period ended October 31, 2021, the Company recorded a total of $8,837 of amortization expense related to the intangible assets.

Amortization of intangible assets attributable to future periods is as follows:

Year ending October 31:	Amount
2022	$899,845
2023	899,845
2024	898,147
2025	6,413
2026	6,413
2027	6,413
2028	4,095
Total	$2,720,361